ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2017
Assets Held-for-sale, Not Part of Disposal Group [Abstract]
ASSETS HELD FOR SALE
8.	ASSETS HELD FOR SALE

During the year ended December 31, 2016 and 2017, the Group received termination notices from several hospitals to early terminate the equipment leasing arrangements with the Group.  Pursuant to the cooperation agreements, the hospitals should acquire the medical equipment from the Group upon early termination.  Property, plant and equipment, with carrying amounts of RMB70,073 and RMB27,100 (US$4,165) were classified as assets held-for-sale on the consolidated balance sheet as of December 31, 2016 and 2017, respectively, which are expected to be disposed within one year. Impairment loss of nil, nil and RMB6,526 (US$1,003) were recognized for the years ended December 31, 2015, 2016 and 2017, respectively.